Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
19. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts
At December 31, 2022, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars		For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate	U.S dollar amount	Weighted average rate	Czech Koruna amount	Weighted average rate
2023	22	1.284	7,822	0.044	77	0.855	3,664	0.038
2023	(711)	0.778	(8)	23.518	(127)	1.130	—	—
2024	18	1.313	4,104	0.043	23	0.870	1,641	0.037
2024	(397)	0.779	—	—	(40)	1.141	—	—
2025	4	1	320	0.045	1	0.941	—	—
2025	(234)	0.780	—	—	(16)	1.076	—	—
2026	—	—	—	—	—	—	—	—
2026	(72)	0.782	—	—	—	—	—	—

	(1,370)		12,238		(82)		5,305

Based on forward foreign exchange rates as at December 31, 2022 for contracts with similar remaining terms to maturity, the pre-tax
gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income were $69 million and $48 million, respectively
[note 18]
.
The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Financial assets and liabilities
The Company’s financial assets and liabilities consist of the following:

	2022	2021
Financial assets
Cash and cash equivalents	$1,234	$2,948
Accounts receivable	6,791	6,307
Warrants and public and private equity investments	432	562
Long-term receivables included in other assets [note 11]	262	184

	$8,719	$10,001

Financial liabilities
Bank Indebtedness	$8	$—
Long-term debt (including portion due within one year)	3,501	3,993
Accounts payable	6,999	6,465

	$10,508	$10,458

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$65	$34
Other assets	26	11
Other accrued liabilities	(43)	(12)
Other long-term liabilities	(31)	(8)

	$17	$25

[c]	Derivatives designated as effective hedges, measured at fair value
The Company presents derivatives that are designated as effective hedges at gross fair values in the consolidated balance sheets. However, master netting and other similar arrangements allow net settlements under certain conditions. The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2022
Assets	$91	$42	$49
Liabilities	$(74)	$(42)	$(32)

December 31, 2021
Assets	$45	$14	$31
Liabilities	$(20)	$(14)	$(6)

[d]	Fair value
The Company determined the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:
Cash and cash equivalents, accounts receivable, and accounts payable.
Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.
Publicly traded and private equity securities
The fair value of the Company’s investments in publicly traded equity securities is determined using the closing price on the measurement date, as reported on the stock exchange on which the securities are traded. [Level 1 input based on the GAAP fair value hierarchy.]
The Company estimates the value of its private equity securities based on valuation methods using the observable transaction price at the transaction date and other observable inputs including rights and obligations of the securities held by the Company. [Level 3 input based on the GAAP fair value hierarchy.]
Warrants
The Company estimates the value of its warrants based on the quoted prices in the active market for Fisker’s common shares. [Level 2 inputs based on the GAAP fair value hierarchy.]
Term debt
The Company’s term debt includes $65 million due within one year. Due to the short period to maturity of this debt, the carrying value as presented in the consolidated balance sheets is a reasonable estimate of its fair value.

Senior Notes
At December 31, 2022, the net book value of the Company’s Senior Notes was $3.4 billion and the estimated fair value was $3.1 billion. The net book value of the Company’s Senior Notes due within one year is $589 million. The fair value of our Senior Notes are classified as Level 1 when we use quoted prices in active markets and Level 2 when the quoted prices are from less active markets or when other observable inputs are used to determine fair value.

[e]	Credit risk
The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, and foreign exchange and commodity forward contracts with positive fair values. Cash and cash equivalents, which consist of short-term investments, are only invested in bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain major financial institutions.
The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.
In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2022, sales to the Company’s six largest customers represented 79% [2021 - 78%] of the Company’s total sales; and substantially all of its sales are to customers in which the Company has ongoing contractual relationships. The Company continues to develop and conduct business with newer electric vehicle-focused customers, which poses incremental credit risk due to their relatively short operating histories; limited financial resources; less mature product development and validation processes; uncertain market acceptance of their products/services; and untested business models. These factors may elevate our risks in dealing with such customers, particularly with respect to recovery of:
pre-production
(including tooling, engineering, and launch) and production receivables; inventory; fixed assets and capitalized preproduction expenditures; as well as other third party obligations related to such items. As at December 31, 2022, the Company’s balance sheet exposure related to newer electric vehicle-focused customers was approximately $400 million, the majority of which related to Fisker. In determining the allowance for expected credit losses, the Company considers changes in customer’s credit ratings, liquidity, customer’s historical payments and loss experience, current economic conditions and the Company’s expectations of future economic conditions.

[f]	Currency risk
The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, and when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts
[note 19[a]]
.

[g]	Interest rate risk
The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand, than by movements in interest rates over a given period. In addition, the Company is not exposed to interest rate risk on its term debt and Senior Notes as the interest rates on these instruments are fixed.

[h]	Equity price risk
Public equity securities and warrants
The Company’s public equity securities and warrants are subject to market price risk due to the risk of loss in value that would result from a decline in the market price of the common shares or underlying common shares.